UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eton Park Capital Management, L.P.
Address: 399 Park Avenue, 10th Floor
         New York, NY  10022

13F File Number:  028-11170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcy Engel
Title:     Chief Operating Officer
Phone:     212-756-5390

Signature, Place, and Date of Signing:

 /s/ Marcy Engel     New York, NY     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $7,964,196 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100   337202   562500 SH       SOLE                   562500        0
AUTODESK INC                   COM              052769106   132250  3125000 SH       SOLE                  3125000        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261    25230  1500000 SH  CALL SOLE                  1500000        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261   117740  7000000 SH  PUT  SOLE                  7000000        0
BP PLC                         SPONSORED ADR    055622104   226395  5031000 SH       SOLE                  5031000        0
CITIGROUP INC                  *W EXP 01/04/201 172967226    29202 67912210 SH       SOLE                 67912210        0
CITIGROUP INC                  *W EXP 10/28/201 172967234     2968 34507284 SH       SOLE                 34507284        0
CITIGROUP INC                  COM NEW          172967424   201098  5502000 SH       SOLE                  5502000        0
COBALT INTL ENERGY INC         COM              19075F106    25526   850000 SH       SOLE                   850000        0
COMCAST CORP NEW               CL A SPL         20030N200   126675  4292596 SH       SOLE                  4292596        0
CYTEC INDS INC                 COM              232820100    40304   663000 SH       SOLE                   663000        0
DOLLAR GEN CORP NEW            COM              256677105   194040  4200000 SH       SOLE                  4200000        0
DOLLAR TREE INC                COM              256746108    47245   500000 SH       SOLE                   500000        0
DORAL FINL CORP                COM NEW          25811P886    13004  8444354 SH       SOLE                  8444354        0
EBAY INC                       COM              278642103   304343  8250000 SH       SOLE                  8250000        0
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A    26833A105    21020  2595000 SH       SOLE                  2595000        0
EL PASO CORP                   COM              28336L109   260927  8830000 SH       SOLE                  8830000        0
HUNTINGTON INGALLS INDS INC    COM              446413106    70786  1759100 SH       SOLE                  1759100        0
ISHARES TR                     MSCI EMERG MKT   464287234   901740 21000000 SH  PUT  SOLE                 21000000        0
LIBERTY GLOBAL INC             COM SER A        530555101   124900  2494000 SH       SOLE                  2494000        0
LIBERTY GLOBAL INC             COM SER C        530555309    24041   502000 SH       SOLE                   502000        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   272630  3878100 SH       SOLE                  3878100        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   103427  3137000 SH       SOLE                  3137000        0
MORGAN STANLEY                 COM NEW          617446448   294600 15000000 SH       SOLE                 15000000        0
MSCI INC                       CL A             55354G100   257670  7000000 SH       SOLE                  7000000        0
NEUSTAR INC                    CL A             64126X201    73271  1967000 SH       SOLE                  1967000        0
NEWS CORP                      CL A             65248E104   590700 30000000 SH       SOLE                 30000000        0
NEWS CORP                      CL A             65248E104   255970 13000000 SH  CALL SOLE                 13000000        0
NIELSEN HOLDINGS N V           COM              N63218106   376750 12500000 SH       SOLE                 12500000        0
PACIFIC DRILLING SA LUXEMBOU   REG SHS          L7257P106    37140  3670000 SH       SOLE                  3670000        0
PAMPA ENERGIA S A              SPONS ADR LVL I  697660207    32839  3818540 SH       SOLE                  3818540        0
RESEARCH IN MOTION LTD         COM              760975102    14710  1000000 SH  CALL SOLE                  1000000        0
SPDR GOLD TRUST                GOLD SHS         78463V107   119840   739117 SH       SOLE                   739117        0
SPDR GOLD TRUST                GOLD SHS         78463V107  1499795  9250000 SH  CALL SOLE                  9250000        0
TEEKAY CORPORATION             COM              Y8564W103      869    25000 SH       SOLE                    25000        0
TEEKAY CORPORATION             COM              Y8564W103   104250  3000000 SH  CALL SOLE                  3000000        0
VALE S A                       ADR              91912E105    23330  1000000 SH  CALL SOLE                  1000000        0
VIACOM INC NEW                 CL B             92553P201   213570  4500000 SH       SOLE                  4500000        0
VIACOM INC NEW                 CL B             92553P201    71190  1500000 SH  CALL SOLE                  1500000        0
WILLIAMS COS INC DEL           COM              969457100    55509  1801640 SH       SOLE                  1801640        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100   339500 11950000 SH       SOLE                 11950000        0